Disposals and acquisitions	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disposals and acquisitions	Disposals and acquisitions

Acquisitions

In January 2019, the Company acquired, the remaining 50% of CHS Agro S.A. a joint venture between the Company and CHS Argentina S.A. After this acquisition, we own 100% of CHS Agro S.A. which has since been renamed as Girasoles del Plata S.A. The consideration for this operation was nominal. At the day of the acquisition, the company had our participation valued at 0. As a result of this transaction, the Company recognized a gain in the line item Other Operating Income of USD 0.2 million.

In January 2019, the Company acquired 100% of Olam Alimentos S.A. whose principal asset is a peanuts processing facility located in the Province of Córdoba, (currently Mani del Plata S.A.) from Olam International Ltd. The consideration for this acquisition was USD 10 million to be disbursed in three installments, with the first and second payments made at closing. This transaction qualifies as a purchase of assets.

In February 2019, the Company acquired two dairy facilities from SanCor Cooperativas Unidas Limitada ("SanCor"). The first facility is located in Chivilcoy, Province of Buenos Aires and processes fluid milk while the second facility is located in Morteros, Province of Cordoba and produces powder milk and cheese. Together with these facilities, the company also acquired the brands Las Tres Niñas and Angelita. The total consideration for these operations was US$47 million. This transaction qualifies as a purchase of assets.

Disposals

In December 2020, the Company completed the sale of Global Seward S.L.U. and Peak City S.L.U. wholly owned subsidiaries, which main underlying asset is Huelen Farm at the selling price of US$30.1 million, USD 10.1 million were collected at closing, an other 10 million during 2021. The balance will be collected by the end of 2022. This transaction resulted in a loss before tax of US$ 0.6 million included in the line item “Other operating income,”and also in the reclassification of Revaluation surplus to retained earnings of US$2.2 million.

In June 2020, the Company collected US$12.1 million in consideration of the sale of 811.70 hectares farm in the Province of Santa Fe, Argentina. This transaction resulted in a gain before tax of US$2.1 million included in the line item “Other operating income” and also in the reclassification of Revaluation surplus to retained earnings before income tax of US$8.0 million reflected in the Statements of changes in shareholders equity.

In January 2019, we completed the sale of Q065 Negócios Imobiliários Ltda., a wholly owned subsidiary, which main underlying asset is the Alto Alegre Farm, for a selling price of US$16.6 million (Reais 62.5 million), of which US$2.2 million (Reais 8.4 million) has already been collected and the balance will be collected in seven annual installments starting in June 2019. This transaction resulted in a gain before tax of US$1.5 million, and also in the reclassification of Revaluation surplus to retained earnings of US$8.0 million.

Agreement to acquire rice operations

On December 21, 2021, the Group, through certain subsidiaries, agreed to acquire the rice production operations in Uruguay and Argentina currently owned by certain subsidiaries of Viterra Limited, a third party company. The acquisition is subject to the satisfaction of customary closing conditions, including the receipt of certain government approvals in Uruguay, among others. These conditions have not been satisfied as of the date of these financial statements and therefore the acquisition is not closed.The terms and conditions of the agreement contemplate the payment, subject to adjustments, of an amount of US$18 million in three annual installments and the assumption of existing financial debt for an amount to be finally determined at closing (approximately US$20 million as of the date of these financial statements). The assets acquired will include but are not limited to all biological assets attached to the farms and the rice and rough rice stocks existing at closing. The rice operations are conducted through four rice processing and storage plants in Uruguay, one rice processing plant in Argentina, and one storage plant in Argentina, all of which form part of the agreement.